Principal Accounting Policies (Details) - Schedule of Percentage of Accounts Payable - CNY (¥)	Dec. 31, 2023		Dec. 31, 2022
Supplier A [Member]
Accounts Payable [Line Items]
Accounts Payable Amount	¥ 530,104		¥ 672,725
Accounts Payable Percentage	35.20%		23.00%
Supplier B [Member]
Accounts Payable [Line Items]
Accounts Payable Amount	¥ 356,360			[1]
Accounts Payable Percentage	23.70%			[1]
Supplier C [Member]
Accounts Payable [Line Items]
Accounts Payable Amount		[1]	¥ 581,477
Accounts Payable Percentage		[1]	19.90%

[1]	Represent percentage less than 10%